Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.44%
Alabama: 2.87%
Housing revenue: 0.52%
Alabama HFA South Oak Residences LP Series Aøø##	1.25%	12-1-2025	$10,000,000	$9,785,305
Industrial development revenue: 0.20%
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	3,925,000	3,883,695
Utilities revenue: 2.15%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,534,087
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,245,190
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,692,389
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,681,132
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,288,795
				40,441,593
				54,110,593
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,509,886
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,607,296
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,358,375
				5,475,557
Arizona: 1.80%
Education revenue: 0.62%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	625,000	610,372
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	229,923
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	164,430
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	195,385
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	205,533
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	215,595
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	225,691
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	765,000	760,365
IDA of the County of Pima American Leadership Academy, Inc.144A	4.60	6-15-2025	425,000	424,432
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2024	2,140,000	2,136,403
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,552,717
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00%	6-15-2028	$2,785,000	$2,735,200
IDA of the County of Pima Edkey, Inc. Obligated Group144A	3.50	7-1-2025	1,345,000	1,321,780
				11,777,826
Health revenue: 0.15%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	1,795,000	1,716,389
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2024	220,000	219,634
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	268,700
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	242,853
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	345,293
				2,792,869
Housing revenue: 0.26%
Arizona IDA State of Nebraska Department of Transportation	5.00	2-1-2027	1,255,000	1,320,146
Arizona IDA State of Nebraska Department of Transportation	5.00	5-1-2027	1,125,000	1,189,705
Arizona IDA State of Nebraska Department of Transportation	5.00	8-1-2027	1,205,000	1,280,829
Arizona IDA State of Nebraska Department of Transportation	5.00	11-1-2027	1,000,000	1,068,454
				4,859,134
Industrial development revenue: 0.62%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	11,645,000	11,657,544
Miscellaneous revenue: 0.15%
Navajo Nation Series A144A	5.00	12-1-2025	2,815,000	2,845,725
				33,933,098
Arkansas: 0.03%
Tax revenue: 0.03%
City of Bentonville Sales & Use Tax Revenue Series B	1.05	11-1-2046	100,000	99,764
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	240,500
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	130,427
				470,691
California: 3.31%
Airport revenue: 0.01%
Port of Oakland Series H AMT	5.00	5-1-2024	225,000	225,215
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	400,000	391,730
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	252,090
				643,820
GO revenue: 0.21%
San Francisco Unified School District International Airport Series F&C	4.00	6-15-2031	4,000,000	4,001,388
See accompanying notes to portfolio of investments
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.98%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00%	11-1-2044	$6,000,000	$6,017,309
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	415,660
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	401,932
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	1,878,531
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	1,000,000	976,168
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	3.99	7-1-2041	4,625,000	4,625,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	5.75	7-1-2040	4,050,000	4,050,000
				18,364,600
Housing revenue: 0.19%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,395,663	1,380,553
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2024	500,000	500,379
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	404,930
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	411,301
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	522,534
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	424,901
				3,644,598
Miscellaneous revenue: 0.04%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2024	310,000	309,717
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	352,706
				662,423
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,283,729
Transportation revenue: 0.83%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.09	4-1-2056	2,000,000	1,977,327
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.94	4-1-2056	14,000,000	13,709,495
				15,686,822
Utilities revenue: 0.84%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,806,504
Water & sewer revenue: 0.11%
Eastern Municipal Water District Series Aø	4.20	7-1-2046	2,000,000	2,000,000
				62,319,099
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 1.50%
Airport revenue: 0.29%
City & County of Denver Airport System Revenue Series A AMT	5.00%	12-1-2030	$5,000,000	$5,504,141
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	310,000	299,556
GO revenue: 0.19%
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	476,381
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,020,412
Mirabelle Metropolitan District No. 2 Series A	5.00	12-1-2039	700,000	689,402
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	440,384
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	399,282
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	515,000	485,943
				3,511,804
Health revenue: 0.47%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,819,467
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	3.60	5-15-2062	3,100,000	3,100,000
				8,919,467
Miscellaneous revenue: 0.40%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2024	1,610,000	1,606,096
State of Colorado Series N	4.00	3-15-2043	6,000,000	5,981,318
				7,587,414
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	178,309
Transportation revenue: 0.04%
E-470 Public Highway Authority Series A	5.00	9-1-2040	800,000	802,661
Utilities revenue: 0.08%
City of Colorado Springs Utilities System Revenue Series Bø	3.80	11-1-2036	1,400,000	1,400,000
				28,203,352
Connecticut: 1.89%
Education revenue: 0.29%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	576,773
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	433,168
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	535,816
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,445,220
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	500,000	518,171
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2025	480,000	493,959
See accompanying notes to portfolio of investments
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00%	11-15-2026	$385,000	$404,993
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2027	125,000	131,491
Connecticut State Higher Education Supplement Loan Authority Lindsey Wilson College, Inc. Series B AMT	5.00	11-15-2026	940,000	967,196
				5,506,787
GO revenue: 0.24%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,261,280
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,502,114
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,724,858
				4,488,252
Health revenue: 0.43%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	8,063,496
Tax revenue: 0.93%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,506,177
				35,564,712
Delaware: 0.04%
Education revenue: 0.04%
Delaware State EDA Odyssey Charter School Series A144A	6.25	9-1-2025	650,000	660,685
District of Columbia: 0.31%
Education revenue: 0.10%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	1,000,000	973,296
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	1,100,000	989,271
				1,962,567
Water & sewer revenue: 0.21%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	4,000,000	3,942,137
				5,904,704
Florida: 4.13%
Airport revenue: 0.66%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2029	11,000,000	11,052,779
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	1,325,000	1,331,577
				12,384,356
Education revenue: 0.73%
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	320,000	290,948
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	690,000	681,547
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,915,000	1,834,877
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13%	6-15-2033	$3,000,000	$3,092,110
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,246,577
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	446,077
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	670,867
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,095,100
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,053,187
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	250,000	249,786
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	428,833
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	891,448
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	676,995
				13,658,352
GO revenue: 0.67%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,610,759
Health revenue: 0.08%
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	214,478
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	188,716
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	191,392
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	890,246
				1,484,832
Housing revenue: 0.00%
Deutsche Bank Spears/Lifers Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	4.80	11-1-2058	14,950	14,950
Industrial development revenue: 0.48%
County of Escambia International Paper Co. Series Bøø	2.00	11-1-2033	825,000	816,318
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,259,463
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,001,046
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,027,304
				9,104,131
Miscellaneous revenue: 0.25%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2024	1,000,000	997,975
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2025	350,000	345,942
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25	9-1-2036	600,000	691,211
See accompanying notes to portfolio of investments
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50%	9-1-2038	$725,000	$835,101
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	710,000	728,982
Village Community Development District No. 13 Phase I Series 2019 Special Assessment	2.63	5-1-2024	125,000	124,882
Village Community Development District No. 15 Series 2023 Phase I Special Assesment144A	4.38	5-1-2033	1,000,000	1,029,195
				4,753,288
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	1,001,132
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	487,726
				1,488,858
Water & sewer revenue: 1.18%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,128,688
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,158,903
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	1,983,301
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,244,007
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,382,694
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,325,145
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	974,106
				22,196,844
				77,696,370
Georgia: 6.33%
Health revenue: 0.69%
Cobb County Hospital Authority WellStar Health System Obligated Groupø	3.69	4-1-2034	9,700,000	9,700,000
Fulton County Residential Care Facilities for the Elderly Authority All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group Series B144A	2.25	10-1-2028	3,665,000	3,278,594
				12,978,594
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,879,992
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,752,259
				3,632,251
Miscellaneous revenue: 0.19%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,534,283
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.04%
Georgia State Road & Tollway Authority Express Lanes Project Series A CAB144A¤	0.00%	6-1-2024	$680,000	$675,448
Utilities revenue: 5.22%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	854,950
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2025	400,000	404,156
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	615,542
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	730,961
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	903,678
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,080,965
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,206,685
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,091,698
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,091,286
Development Authority of Appling County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2038	2,500,000	2,412,373
Development Authority of Burke County Georgia Power Co.øø	1.70	12-1-2049	3,500,000	3,451,344
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	3,000,000	2,961,395
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	2,953,897
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,442,459
Main Street Natural Gas, Inc. Series Bøø	4.00	8-1-2049	10,000,000	10,012,909
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,572,067
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,703,021
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,762,986
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,273,675
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,240,361
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	28,000,000	27,243,700
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	387,872
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,251,876
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	312,927
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	424,386
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	424,791
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,044,788
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	955,375
See accompanying notes to portfolio of investments
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Series A	5.00%	1-1-2027	$2,160,000	$2,253,071
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,445,522
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,231,298
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,102,414
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,490,688
				98,335,116
				119,155,692
Guam: 0.21%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	722,730
Miscellaneous revenue: 0.17%
Guam Department of Education Series A	3.63	2-1-2025	290,000	287,014
Guam Department of Education Series A	4.25	2-1-2030	1,355,000	1,332,087
Territory of Guam Series F	5.00	1-1-2030	750,000	803,296
Territory of Guam Series F	5.00	1-1-2031	750,000	809,975
				3,232,372
				3,955,102
Hawaii: 0.39%
Health revenue: 0.39%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.09	7-1-2039	7,405,000	7,405,000
Idaho: 0.23%
Housing revenue: 0.23%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	4,000,000	4,424,033
Illinois: 14.28%
Airport revenue: 2.35%
Chicago Midway International Airport Series A AMT	5.00	1-1-2026	7,000,000	7,000,178
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	5,925,000	5,925,151
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	4.00	1-1-2029	10,955,000	10,954,632
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	5,125,000	5,128,424
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2028	10,820,000	10,899,232
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	584,036
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	445,931
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	445,781
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	362,000
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,450,000	2,465,790
				44,211,155
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.71%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00%	10-1-2028	$580,000	$564,628
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	603,462
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	945,463
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	648,344
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,735,000	1,489,120
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,593,877
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,934,943
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	735,771
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	721,405
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	866,117
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	624,104
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	551,962
				13,279,196
GO revenue: 7.21%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,577,642
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,850,308
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,623,256
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,588,960
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,701,543
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,544,162
Chicago Board of Education Series A (AGM Insured)	5.00	12-1-2024	3,000,000	3,014,255
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,056,316
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,689,118
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,654,604
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,994,119
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,094,947
Chicago Park District Series A	5.00	1-1-2025	625,000	630,591
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,046,581
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,374,929
City of Chicago	5.13	1-1-2027	1,700,000	1,719,142
City of Chicago	5.50	1-1-2032	1,145,000	1,157,157
City of Chicago Series A	5.00	1-1-2025	2,000,000	2,018,224
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,332,481
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,502,132
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,659,005
City of Chicago Series C	5.00	1-1-2026	970,000	993,498
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	990,396
City of Waukegan Series A (AGM Insured)	5.00	12-30-2031	1,000,000	1,011,121
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,608,303
Cook County School District No. 99 Cicero	5.00	12-1-2024	1,000,000	1,007,627
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,025,784
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,171,674
See accompanying notes to portfolio of investments
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cook County School District No. 99 Cicero (BAM Insured)	5.00%	12-1-2027	$2,950,000	$3,145,494
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,484,528
Cook County Township High School District No. 227 Rich Township	3.00	12-1-2024	965,000	957,216
County of Cook Series A	5.00	11-15-2027	2,000,000	2,128,561
County of Cook Series A	5.00	11-15-2030	2,200,000	2,288,660
County of Cook Series A	5.00	11-15-2033	3,850,000	4,298,401
County of Cook Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,143,606
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,635,062
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,420,094
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,025,219
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	974,681
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,107,837
State of Illinois	5.00	11-1-2025	5,000,000	5,118,930
State of Illinois	5.00	2-1-2026	2,000,000	2,057,003
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,122,480
State of Illinois Series A	5.00	12-1-2035	650,000	682,230
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,537,673
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2025	14,385,000	13,949,520
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,123,565
				135,838,635
Health revenue: 0.45%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008-A-2	4.00	11-1-2030	2,495,000	2,525,784
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,658,927
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	416,033
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	286,332
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	623,497
				8,510,573
Housing revenue: 0.65%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	927,863
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,057,700
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,182,220
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,585,713
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	366,119
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	701,233
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	354,464
				12,175,312
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.15%
City of Chicago Lakeshore East Special Assessment Area144A	3.20%	12-1-2029	$300,000	$280,827
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	303,861
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	323,887
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	255,163
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,589,287
				2,753,025
Tax revenue: 2.04%
City of St. Charles Sales Tax Revenue	4.00	1-1-2025	925,000	915,224
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,067,934
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	748,310
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	4,009,004
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,516,745
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	5,000,000	5,004,706
Regional Transportation Authority Series Bøø	4.15	6-1-2025	3,250,000	3,250,000
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,952,726
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,050,608
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,350,396
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,039,720
State of Illinois Sales Tax Revenue Series 1 (NPFGC Insured)	6.00	6-15-2024	515,000	518,601
				38,423,974
Utilities revenue: 0.26%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	2,000,000	1,951,225
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,031,095
				4,982,320
Water & sewer revenue: 0.46%
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,292,340
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,657,477
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,779,013
				8,728,830
				268,903,020
Indiana: 2.03%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	210,000	201,560
Industrial development revenue: 0.06%
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,083,871
Miscellaneous revenue: 1.15%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	672,881
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	556,120
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,159,589
See accompanying notes to portfolio of investments
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Indianapolis Local Public Improvement Bond Bank Series A	5.00%	6-1-2029	$6,600,000	$7,247,499
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	7,033,372
				21,669,461
Utilities revenue: 0.65%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,765,009
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,620,507
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,857,603
				12,243,119
Water & sewer revenue: 0.16%
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,000,000	3,002,842
				38,200,853
Iowa: 0.61%
Education revenue: 0.14%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,313,067
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,245,376
				2,558,443
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen and Sons Partnership AMTø	3.78	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.27%
PEFA, Inc.øø	5.00	9-1-2049	4,975,000	5,093,419
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,695,385
				11,422,247
Kansas: 0.54%
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,086,243
Tax revenue: 0.48%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	165,000	155,573
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	21,260,000	8,921,789
				9,077,362
				10,163,605
Kentucky: 3.37%
Education revenue: 0.13%
City of Columbia Lindsey Wilson College, Inc.	3.00	12-1-2024	805,000	796,965
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	544,484
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Columbia Lindsey Wilson College, Inc.	4.00%	12-1-2030	$590,000	$558,761
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	576,347
				2,476,557
Health revenue: 0.18%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	645,000	637,481
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,704,850
				3,342,331
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,458,600
Miscellaneous revenue: 0.05%
Kentucky State University (BAM Insured)	3.00	11-1-2032	320,000	309,420
Kentucky State University (BAM Insured)	4.00	11-1-2033	130,000	137,427
Kentucky State University (BAM Insured)	4.00	11-1-2034	130,000	137,498
Kentucky State University (BAM Insured)	5.00	11-1-2029	200,000	221,279
Kentucky State University (BAM Insured)	5.00	11-1-2030	175,000	196,965
				1,002,589
Utilities revenue: 2.88%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	2,974,894
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,507,649
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,605,492
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,769,061
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	14,725,000	14,718,374
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,063,278
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	4,775,000	4,792,881
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	2,000,000	1,808,223
				54,239,852
				63,519,929
Louisiana: 1.61%
Airport revenue: 0.24%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2031	1,250,000	1,343,846
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2032	2,000,000	2,149,727
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2032	1,000,000	1,010,715
				4,504,288
Industrial development revenue: 0.95%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017 B-2øø	2.38	6-1-2037	8,330,000	7,975,962
See accompanying notes to portfolio of investments
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05%	6-1-2037	$3,250,000	$3,227,104
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,676,558
				17,879,624
Miscellaneous revenue: 0.06%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,305,000	1,174,142
Water & sewer revenue: 0.36%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	361,546
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	631,545
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	428,093
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	650,480
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	658,133
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,103,081
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2024	460,000	462,207
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	521,264
				6,816,349
				30,374,403
Maine: 0.36%
Health revenue: 0.36%
Maine Health & Higher Educational Facilities Authority Northern Light Health Obligated Group Series C	5.00	7-1-2039	1,865,000	1,967,990
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	787,222
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1328 (AGM Insured)144Aø	3.76	7-1-2053	4,000,000	4,000,000
				6,755,212
Maryland: 2.22%
Education revenue: 0.10%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.00	8-1-2026	825,000	829,802
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	314,317
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	372,442
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	450,005
				1,966,566
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	502,166
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	440,118
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	310,567
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00%	1-1-2029	$290,000	$303,449
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	301,311
				1,857,611
Housing revenue: 0.56%
Maryland Community Development Administration Series C	3.00	4-1-2024	4,600,000	4,600,000
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,353,895
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,585,584
				10,539,479
Tax revenue: 0.49%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,260,402
Transportation revenue: 0.15%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A AMT	5.00	11-12-2028	2,750,000	2,820,654
Water & sewer revenue: 0.82%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3014144Aø	3.71	7-1-2030	15,385,000	15,385,000
				41,829,712
Massachusetts: 1.10%
Airport revenue: 0.48%
Massachusetts Port Authority Series E	5.00	7-1-2031	1,000,000	1,109,895
Massachusetts Port Authority Series E	5.00	7-1-2032	1,500,000	1,664,121
Massachusetts Port Authority Series E	5.00	7-1-2033	3,000,000	3,327,083
Massachusetts Port Authority Series E	5.00	7-1-2034	2,615,000	2,896,958
				8,998,057
Education revenue: 0.38%
Collegiate Charter School of Lowell	4.00	6-15-2024	110,000	109,813
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	497,619
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	333,827
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	347,298
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	359,985
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	220,000	219,751
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,022,789
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,545,305
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	1,250,000	1,303,371
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,477,656
				7,217,414
Health revenue: 0.24%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.24	7-1-2049	2,650,000	2,640,620
See accompanying notes to portfolio of investments
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00%	7-15-2026	$150,000	$150,213
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2027	160,000	161,134
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2028	175,000	177,311
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2029	300,000	305,845
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2030	320,000	328,096
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2031	350,000	358,825
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2032	400,000	409,933
				4,531,977
				20,747,448
Michigan: 1.50%
Airport revenue: 0.22%
Wayne County Airport Authority Detroit Metropolitan Series F	5.00	12-1-2030	4,000,000	4,071,225
Education revenue: 0.27%
Lake Superior State University (AGM Insured)	4.00	11-15-2029	1,220,000	1,271,281
Lake Superior State University (AGM Insured)	4.00	11-15-2030	405,000	425,381
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	421,033
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,226
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,219
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,236
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,313
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,210
				5,068,899
GO revenue: 0.11%
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2024	1,025,000	1,024,986
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2025	1,000,000	1,006,070
				2,031,056
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,998,115
Miscellaneous revenue: 0.64%
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	5,685,000	5,696,755
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,007,569
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	938,260
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Michigan Finance Authority Wayne County	5.00%	11-1-2029	$1,500,000	$1,628,395
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	860,000	860,490
				12,131,469
Water & sewer revenue: 0.16%
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,006,584
				28,307,348
Minnesota: 1.56%
Education revenue: 0.61%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	783,222
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,558,413
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	690,000	641,672
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	684,548
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	625,000	629,046
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2024	545,000	547,662
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,074,386
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	694,264
				11,613,213
Health revenue: 0.42%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,641,363
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,410,000	5,271,061
				7,912,424
Utilities revenue: 0.53%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%)±	4.56	12-1-2052	10,000,000	9,938,016
				29,463,653
Mississippi: 1.11%
Health revenue: 0.38%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,028,200
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,090,803
				7,119,003
Industrial development revenue: 0.54%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Eø	4.60	11-1-2035	10,210,000	10,210,000
See accompanying notes to portfolio of investments
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.19%
Mississippi Development Bank City of Gulfport	4.00%	9-1-2029	$620,000	$633,305
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	575,716
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	406,886
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	442,375
Mississippi Development Bank City of Gulfport	5.00	9-1-2024	355,000	356,412
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	259,924
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	233,236
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	405,995
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	337,558
				3,651,407
				20,980,410
Missouri: 2.35%
Airport revenue: 0.12%
City of St. Louis Airport Revenue Series D (AGM Insured)	5.00	7-1-2030	2,090,000	2,183,254
Education revenue: 0.37%
HEFA of the State of Missouri AT Still University of Health Sciences Series A	5.00	10-1-2026	925,000	952,529
HEFA of the State of Missouri AT Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,018,271
HEFA of the State of Missouri AT Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,083,734
HEFA of the State of Missouri Webster University	5.00	4-1-2024	2,820,000	2,820,000
HEFA of the State of Missouri Webster University	5.00	4-1-2025	600,000	592,064
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	488,889
				6,955,487
Health revenue: 1.31%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	19,151,008
HEFA of the State of Missouri St. Luke’s Health System Obligated Group	5.00	11-15-2030	5,425,000	5,625,185
				24,776,193
Housing revenue: 0.08%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	565,000	554,038
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	975,936
				1,529,974
Miscellaneous revenue: 0.34%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,138,880
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,124,359
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2025	1,105,000	1,109,275
				6,372,514
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
City of Richmond Heights	5.63%	11-1-2025	$670,000	$660,003
City of St. Ann Plaza Redevelopment Project Series A144A	4.63	11-1-2030	720,000	706,675
				1,366,678
Water & sewer revenue: 0.06%
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2025	810,000	820,601
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2028	275,000	296,397
				1,116,998
				44,301,098
Nebraska: 0.60%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	898,583
Education revenue: 0.12%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.17	7-1-2035	2,205,000	2,173,518
Utilities revenue: 0.43%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,325,334
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,819,917
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,028,394
				8,173,645
				11,245,746
Nevada: 0.22%
Miscellaneous revenue: 0.11%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2024	150,000	149,180
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	173,706
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	210,548
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	228,155
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	250,000	224,617
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	174,532
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	255,701
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	189,379
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	515,000	416,353
				2,022,171
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series Cøø	4.13	3-1-2036	2,000,000	2,031,022
				4,053,193
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Series 1A	4.13	1-20-2034	2,342,770	2,282,332
See accompanying notes to portfolio of investments
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50%	10-1-2033	$2,000,000	$2,109,415
				4,391,747
New Jersey: 3.70%
Airport revenue: 0.29%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,785,187
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,180,651
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	523,161
				5,488,999
Education revenue: 0.10%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	437,198
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2037	150,000	153,093
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2038	200,000	202,748
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2032	225,000	252,663
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2034	225,000	252,184
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	620,000	630,029
				1,927,915
GO revenue: 0.32%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	410,611
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	417,322
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	362,325
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	308,993
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	267,435
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,088,879
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	369,541
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	358,998
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	447,734
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	483,700
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	584,726
				6,100,264
Housing revenue: 2.47%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,331,821
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,374,638
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,482,809
New Jersey EDA Motor Vehicle Surcharge Revenue Series I (SIFMA Municipal Swap+1.25%)±	4.89	9-1-2025	4,500,000	4,506,860
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,118,436
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	563,403
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Jersey TTFA Series A¤	0.00%	12-15-2026	$12,000,000	$10,969,008
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,027,690
New Jersey TTFA Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,203,550
Rib Floater Trust Various States Series 2024-001 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.89	11-1-2063	5,000,000	5,000,000
				46,578,215
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	250,000	221,572
Tax revenue: 0.09%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,629,286
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	561,554
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	556,013
				1,117,567
Water & sewer revenue: 0.36%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	4,865,686
New Jersey EDA American Water Co., Inc. Series Døø	1.10	11-1-2029	2,075,000	1,823,460
				6,689,146
				69,752,964
New Mexico: 0.92%
Industrial development revenue: 0.47%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	8,849,553
Tax revenue: 0.09%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	771,000	756,843
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	1,006,612
				1,763,455
Utilities revenue: 0.36%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,655,000	6,736,922
				17,349,930
New York: 8.54%
Airport revenue: 0.18%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,402,105
Education revenue: 1.46%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,311,953
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,789,887
See accompanying notes to portfolio of investments
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00%	6-1-2031	$650,000	$632,582
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	531,394
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	400,000	395,434
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,383,296
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,219,915
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,415,000	2,255,573
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	407,524
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	970,000	955,831
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	2,400,000	2,405,298
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,489,869
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	115,000	113,320
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,490,947
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	980,000	918,041
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	665,189
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	209,589
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	281,056
				27,456,698
GO revenue: 0.40%
City of Dunkirk	6.00	7-26-2024	4,580,000	4,577,146
City of Poughkeepsie	4.00	4-15-2029	245,000	242,617
City of Poughkeepsie	5.00	6-1-2024	340,000	339,823
City of Poughkeepsie	5.00	6-1-2025	235,000	235,591
City of Poughkeepsie	5.00	6-1-2031	600,000	609,768
Village of Washingtonville BAN	7.25	10-4-2024	1,500,000	1,506,290
				7,511,235
Health revenue: 0.23%
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,438,129
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,399,066
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,500,000	1,500,000
				4,337,195
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.51%
New York City Housing Development Corp. Series Aøø	3.73%	5-1-2063	$5,000,000	$4,989,199
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,477,600
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,361,200
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,253,210
New York State Housing Finance Agency Series K2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	500,000	457,219
New York State Urban Development Corp. Tax Revenue Series A	4.00	3-15-2042	5,000,000	5,001,909
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235	0.65	4-1-2024	710,000	710,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235	0.75	10-1-2024	825,000	805,826
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235	0.88	4-1-2025	1,705,000	1,631,236
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235	1.00	10-1-2025	2,415,000	2,259,106
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235	1.05	4-1-2026	1,275,000	1,173,406
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235	1.15	10-1-2026	1,335,000	1,213,077
				28,332,988
Industrial development revenue: 0.78%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,798,686
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	1,235,000	1,195,669
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	752,557
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,805,058
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	631,369
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	493,742
				14,677,081
Miscellaneous revenue: 1.12%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2025	1,250,000	1,262,012
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,930,673
Suffolk Regional Off-Track Betting Co.%%	5.00	12-1-2034	10,000,000	10,185,796
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A2øø	2.00	5-15-2045	7,900,000	7,308,684
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	425,000	402,101
				21,089,266
See accompanying notes to portfolio of investments
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.10%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1øø	2.75%	9-1-2050	$2,000,000	$1,944,709
Tax revenue: 0.27%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A1	4.00	8-1-2041	3,000,000	2,992,266
New York State Dormitory Authority Personal Income Tax Revenue Series C	5.00	3-15-2034	2,000,000	2,004,611
				4,996,877
Transportation revenue: 1.42%
Metropolitan Transportation Authority Series Aøø	5.00	11-15-2048	800,000	804,562
Metropolitan Transportation Authority Series C	5.00	11-15-2024	3,535,000	3,563,025
Metropolitan Transportation Authority Series G1F (U.S. SOFR+0.43%)±	3.99	11-1-2026	720,000	716,558
Metropolitan Transportation Authority Series G3 (SIFMA Municipal Swap+0.43%)±	4.07	11-1-2031	20,000,000	19,835,612
Triborough Bridge & Tunnel Authority Series B2Aø	3.62	1-1-2032	1,900,000	1,900,000
				26,819,757
Utilities revenue: 0.54%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,861,245
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,287,750
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,066,950
				10,215,945
Water & sewer revenue: 0.53%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	6,053,636
New York City Municipal Water Finance Authority Water & Sewer System Series BB-4ø	4.45	6-15-2050	4,000,000	4,000,000
				10,053,636
				160,837,492
North Carolina: 1.52%
Airport revenue: 1.12%
Raleigh Durham Airport Authority Series Cø	3.60	5-1-2036	21,110,000	21,110,000
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	472,544
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	584,282
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	482,398
				1,539,224
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.27%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80%	1-15-2048	$2,000,000	$1,916,714
North Carolina Medical Care Commission Friends Homes Obligated Group Series B1	2.55	9-1-2026	1,575,000	1,505,107
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	266,749
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	274,224
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	276,641
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	816,890
				5,056,325
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Bøø	2.00	11-1-2033	850,000	841,055
				28,546,604
North Dakota: 0.88%
GO revenue: 0.70%
Cass County Joint Water Resource District Series A	0.48	5-1-2024	2,500,000	2,493,059
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	976,556
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,154,040
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,231,933
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,310,827
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,382,972
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,455,392
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,526,078
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,601,511
				13,132,368
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,712,127
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,665,970
				3,378,097
				16,510,465
Ohio: 2.51%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,281,665
Education revenue: 0.04%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	669,268
Health revenue: 0.53%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	627,832
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	669,800
See accompanying notes to portfolio of investments
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
County of Montgomery Premier Health Partners Obligated Group Series A	5.00%	11-15-2033	$4,000,000	$4,185,146
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series B4ø	4.40	1-1-2043	4,565,000	4,565,000
				10,047,778
Resource recovery revenue: 0.26%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series C AMTøø	2.10	12-1-2027	4,930,000	4,838,855
Tax revenue: 0.35%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,735,468
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,919,914
				6,655,382
Utilities revenue: 0.90%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,917,353
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	6,355,000	6,410,993
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,680,512
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,870,090
				16,878,948
Water & sewer revenue: 0.31%
City of Columbus Sewerage Revenue	5.00	6-1-2031	5,825,000	5,880,250
				47,252,146
Oklahoma: 0.84%
Education revenue: 0.26%
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2025	925,000	928,523
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	985,140
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,394,830
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	733,368
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	780,023
				4,821,884
Housing revenue: 0.36%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	369,281
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	351,497
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,493,445
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Muskogee Industrial Trust Independent School District No. 20	5.00%	9-1-2024	$890,000	$892,918
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	865,614
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,859,745
				6,832,500
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,120,566
				15,774,950
Oregon: 0.72%
Health revenue: 0.72%
Hospital Facilities Authority of Multnomah County Oregon Adventist Health System/West Obligated Groupøø	5.00	3-1-2040	9,500,000	9,525,699
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	370,000	336,049
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2025	400,000	404,867
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	127,851
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	309,928
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,799,372
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,129,309
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series B2	2.13	11-15-2027	5,000	4,836
				13,637,911
Other: 0.42%
Miscellaneous revenue: 0.42%
JPMorgan Chase Putters/Drivers Trust AMT144Aø	5.00	10-9-2024	8,000,000	8,000,000
Pennsylvania: 4.67%
Airport revenue: 0.30%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,232,548
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,453,810
				5,686,358
Education revenue: 0.80%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,134,156
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	1,025,000	1,013,065
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,805,000	2,839,937
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	263,340
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	431,212
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	535,973
See accompanying notes to portfolio of investments
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00%	6-1-2030	$1,175,000	$1,168,488
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	624,770
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	849,931
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	300,000	287,714
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	1,400,000	1,393,745
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	920,000	928,433
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	2,000,000	2,060,853
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	510,327
				15,041,944
GO revenue: 0.66%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2027	745,000	785,905
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	1,001,964
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	667,946
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	996,654
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,181,699
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	1,000,833
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,726,435
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,713,868
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	666,052
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	720,309
				12,461,665
Health revenue: 0.75%
Berks County Municipal Authority Tower Health Obligated Group Series Bøø	5.00	2-1-2040	6,000,000	4,492,706
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,276,510
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,356,555
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	976,129
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	757,862
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,399,394
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	390,000	373,142
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	309,677
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,038,555
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	987,882
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,233,665
				14,202,077
Housing revenue: 0.97%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	555,000	559,403
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.00	6-30-2032	2,770,000	3,089,699
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency Series 128A	4.75%	4-1-2033	$770,000	$768,206
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,634,977
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,986,821
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,970,000	3,129,216
				18,168,322
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	142,884
Resource recovery revenue: 0.71%
Pennsylvania EDFA Waste Management, Inc. Series A AMTøø	1.75	8-1-2038	13,500,000	13,390,304
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	529,049
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	534,192
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	591,978
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	650,574
				2,305,793
Transportation revenue: 0.19%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	580,858
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,209,778
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	418,151
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	433,772
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	448,676
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	468,975
				3,560,210
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,944,330
				87,903,887
Rhode Island: 0.05%
GO revenue: 0.05%
City of Providence Series A	5.00	1-15-2025	450,000	454,105
City of Providence Series A	5.00	1-15-2026	450,000	461,107
				915,212
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,028
				930,240
See accompanying notes to portfolio of investments
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.21%
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00%	11-1-2030	$370,000	$354,515
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
Utilities revenue: 0.17%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,168,875
				3,896,890
Tennessee: 0.69%
Utilities revenue: 0.69%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,190,544
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,559,546
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,217,509
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	936,515
				12,904,114
Texas: 7.88%
Airport revenue: 0.30%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	889,986
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	955,368
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	1,019,075
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,094,782
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,777,626
				5,736,837
Education revenue: 1.95%
Alamo Community College Districtøø	1.70	11-1-2042	200,000	196,827
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,500,000	1,499,962
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,214,090
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	308,842
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	315,644
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	327,049
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,195,000	1,087,138
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	480,161
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	78,219
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00%	8-15-2030	$85,000	$82,619
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	77,219
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2024	195,000	195,098
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	205,768
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	202,034
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	208,481
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,618
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	332,193
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	409,746
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	465,835
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	554,316
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	3,680,000	3,698,815
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,618,549
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	1,020,000	1,010,730
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	5,000,000	5,115,864
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2028	1,635,000	1,686,626
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2029	1,015,000	1,056,835
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2030	2,040,000	2,142,355
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,670,000	1,610,674
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	500,000	500,357
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	680,929
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	921,141
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	234,922
Odessa Junior College District (AGM Insured)	4.00	7-1-2032	460,000	488,582
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	751,476
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	528,371
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	306,234
				36,670,319
GO revenue: 0.96%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,419,843
City of Houston Series A	4.00	3-1-2044	2,500,000	2,510,895
City of Lewisville	4.00	2-15-2041	2,975,000	3,019,694
See accompanying notes to portfolio of investments
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cypress-Fairbanks Independent School District Series B1øø	0.28%	2-15-2040	$2,600,000	$2,562,546
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,265,000	1,162,358
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,943,870
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,627,677
Northwest Independent School District	5.00	2-15-2032	1,750,000	1,771,027
				18,017,910
Health revenue: 0.19%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,441,822
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,078,920
				3,520,742
Housing revenue: 0.33%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	1,255,000	1,274,017
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,727,525
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	737,905
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,048,426
New Hope Cultural Education Facilities Finance Corp. CHF- Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	486,561
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,002,309
				6,276,743
Industrial development revenue: 0.62%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00	6-1-2042	3,000,000	2,996,702
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,070,017
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	699,663
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	688,538
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,169,732
				11,624,652
Miscellaneous revenue: 0.16%
Lower Colorado River Authority LCRA Transmission Services Corp.	5.00	5-15-2028	1,785,000	1,787,694
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,239,417
				3,027,111
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 1.06%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00%	6-1-2043	$5,000,000	$5,050,354
Port of Corpus Christi Authority of Nueces County Flint Hills Resources LP Series A AMT144Aø	4.65	7-1-2029	6,500,000	6,500,000
Port of Port Arthur Navigation District Motiva Enterprises LLCø	4.85	4-1-2040	8,400,000	8,400,000
				19,950,354
Transportation revenue: 0.47%
Central Texas Regional Mobility Authority Series F	5.00	1-1-2025	2,000,000	2,005,262
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,305,793
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,092,601
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,091,450
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,268,049
				8,763,155
Utilities revenue: 0.33%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,080,280
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,112,158
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,100,000	1,105,357
				6,297,795
Water & sewer revenue: 1.51%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,926,289
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	3,003,351
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,283,512
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,193,965
Texas Water Development Board State Water Implementation Revenue Fund	4.00	10-15-2045	5,000,000	5,011,594
				28,418,711
				148,304,329
Utah: 0.73%
Airport revenue: 0.21%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,058,182
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,862,284
				3,920,466
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	540,000	468,803
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	465,000	452,517
				921,320
See accompanying notes to portfolio of investments
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.09%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00%	5-15-2043	$1,635,000	$1,604,373
Housing revenue: 0.16%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,735,000	3,025,081
Miscellaneous revenue: 0.22%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2024	1,000,000	996,030
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	1,000,000	986,648
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	1,000,000	980,639
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	580,000	566,278
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	680,000	661,035
				4,190,630
				13,661,870
Vermont: 0.06%
Housing revenue: 0.06%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,210,000	1,192,570
Virginia: 2.01%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	347,165
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	372,042
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	321,167
				1,040,374
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,554,632
Health revenue: 0.02%
Roanoke County EDA Richfield Living Obligated Group Series A	4.75	9-1-2029	350,000	323,788
Housing revenue: 0.43%
Virginia Public Building Authority Series A	4.00	8-1-2034	8,040,000	8,041,216
Transportation revenue: 0.81%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	6,942,537
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,517,014
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	3,052,930
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,772,078
				15,284,559
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.57%
Louisa IDA Virginia Electric & Power Co. Series Cøø	1.65%	11-1-2035	$2,000,000	$1,988,915
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,670,636
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	3,993,877
				10,653,428
				37,897,997
Washington: 2.38%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,071,880
Health revenue: 1.33%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,350,000	2,385,816
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,051,725
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.04	1-1-2035	11,000,000	11,001,131
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B3øø	5.00	8-1-2049	3,000,000	3,074,296
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	2,985,307
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	981,539
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	615,000	567,101
				25,046,915
Housing revenue: 0.77%
King County Housing Authority	2.00	10-1-2033	600,000	501,830
King County Housing Authority	2.13	10-1-2036	2,000,000	1,593,858
King County Housing Authority	4.00	10-1-2029	225,000	230,976
King County Housing Authority	4.00	10-1-2030	200,000	205,984
King County Housing Authority	4.00	10-1-2031	290,000	296,893
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,866,808
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,181,212
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,709,999
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,821,449
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,034,706
				14,443,715
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	3.89	5-1-2045	3,250,000	3,168,785
				44,731,295
West Virginia: 0.59%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,087,916
See accompanying notes to portfolio of investments
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.24%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00%	6-1-2033	$500,000	$521,416
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	1,000,000	1,063,165
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	855,000	758,981
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	2,090,000	2,095,808
				4,439,370
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013-Aøø	3.00	6-1-2037	5,245,000	5,123,236
Water & sewer revenue: 0.02%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	396,091
				11,046,613
Wisconsin: 2.30%
Education revenue: 0.32%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	810,000	774,676
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	765,000	740,312
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,059,618
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	575,000	558,941
PFA Pine Lake Preparatory, Inc.144A	4.35	3-1-2025	390,000	387,205
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	835,000	829,553
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	480,000	474,854
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	750,826
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	502,691
				6,078,676
GO revenue: 0.48%
Eau Claire Area School District	5.00	4-1-2024	1,000,000	1,000,000
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	8,046,809
				9,046,809
Health revenue: 1.09%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	185,616
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	188,008
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	298,344
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	374,981
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	589,070
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	612,887
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	667,160
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series Bø	4.45	4-1-2048	14,000,000	14,000,000
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,193,046
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	635,010
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	372,683
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00%	11-1-2028	$470,000	$465,438
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	868,084
				20,450,327
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	819,288
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2036	1,000,000	912,233
				1,731,521
Miscellaneous revenue: 0.32%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	860,957
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,025,855
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	220,530
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	319,784
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	434,691
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,067,768
				5,929,585
				43,236,918
Wyoming: 0.80%
Resource recovery revenue: 0.80%
Lincoln County Exxon Capital Ventures, Inc. AMTø	4.55	10-1-2044	15,000,000	15,000,000
Total municipal obligations (Cost $1,929,083,008)				1,872,307,497

		Yield	Shares
Short-term investments: 0.03%
Investment companies: 0.03%
Allspring Government Money Market Fund Select Class♠∞##		5.25	529,094	529,094
Total short-term investments (Cost $529,094)				529,094
Total investments in securities (Cost $1,929,612,102)	99.47%			1,872,836,591
Other assets and liabilities, net	0.53			9,976,253
Total net assets	100.00%			$1,882,812,844

See accompanying notes to portfolio of investments
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$97,484,935	$(96,955,841)	$0	$0	$529,094	529,094	$42,030
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	4,073,103	273,624,254	(277,697,357)	11	(11)	0	0	259,967
				$11	$(11)	$529,094		$301,997
See accompanying notes to portfolio of investments
40 | Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,872,141,997	$165,500	$1,872,307,497
Short-term investments
Investment companies	529,094	0	0	529,094
Total assets	$529,094	$1,872,141,997	$165,500	$1,872,836,591
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Strategic Municipal Bond Fund | 41